Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.1%
Argentina - 0.5%
YPF SA
9.00% (A), 06/30/2029	$ 1,710,000	$ 1,474,430

Bermuda - 0.5%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
4.85%, 10/14/2038 (B)	800,000	695,215
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026 (B)	640,000	570,982

		1,266,197

Canada - 0.2%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (B)	665,000	644,634

Cayman Islands - 2.4%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	1,785,000	1,234,356
Braskem Finance Ltd.
6.45%, 02/03/2024	390,000	392,918
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (C)	650,000	199,864
Country Garden Holdings Co. Ltd.
4.80%, 08/06/2030 (C)	430,000	259,859
5.40%, 05/27/2025 (C)	445,000	338,137
5.63%, 01/14/2030 (C)	350,000	222,952
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (B)	900,000	878,850
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036 (B)	776,820	688,457
Longfor Group Holdings Ltd.
3.85%, 01/13/2032 (C)	800,000	616,400
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (C)	490,000	419,440
5.75%, 07/21/2028 (C)	210,000	188,276
QNB Finance Ltd.
3.50%, 03/28/2024 (C)	500,000	490,654
Vale Overseas Ltd.
3.75%, 07/08/2030	600,000	536,908

		6,467,071

Chile - 2.6%
Agrosuper SA
4.60%, 01/20/2032 (B)	1,000,000	895,000
Alfa Desarrollo SpA
4.55%, 09/27/2051 (B)	1,893,074	1,518,150
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029 (B)	700,000	662,709
Cia Cervecerias Unidas SA
3.35%, 01/19/2032 (B)	850,000	735,250
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033 (B)	640,000	641,415
Enel Chile SA
4.88%, 06/12/2028	860,000	845,819
Sociedad de Transmision Austral SA
4.00%, 01/27/2032 (B)	1,200,000	1,052,387
Transelec SA
4.63%, 07/26/2023 (C)	530,000	527,212

		6,877,942

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 1.3%
Ecopetrol SA
8.88%, 01/13/2033	$ 1,985,000	$ 2,037,602
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (B)	980,000	776,040
Interconexion Electrica SA ESP
3.83%, 11/26/2033 (B)	800,000	668,000

		3,481,642

Guatemala - 0.5%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029 (B)	810,000	777,835
CT Trust
5.13%, 02/03/2032 (B)	805,000	700,652

		1,478,487

Honduras - 0.2%
Central American Bank for Economic Integration
5.00%, 02/09/2026 (B)	565,000	564,887

Hong Kong - 0.5%
AIA Group Ltd.
5.63%, 10/25/2027 (B)	1,275,000	1,325,473

India - 0.2%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027 (B)	600,000	489,653

Indonesia - 1.3%
Freeport Indonesia PT
5.32%, 04/14/2032 (B)	1,022,000	971,023
6.20%, 04/14/2052 (B)	1,278,000	1,182,150
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 (C)	1,600,000	1,244,285

		3,397,458

Ireland - 0.4%
C&W Senior Financing DAC
6.88%, 09/15/2027 (B)	1,000,000	955,900
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (D), 7.60% (A) (B)	640,000	18,000

		973,900

Israel - 1.4%
Bank Leumi Le-Israel BM
Fixed until 04/18/2028, 7.13% (A), 07/18/2033 (C)	505,000	521,665
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (C)	750,000	700,313
5.88%, 03/30/2031 (C)	1,110,000	1,001,775
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	1,545,000	1,500,417

		3,724,170

Jersey, Channel Islands - 0.8%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (B)	974,387	903,660
2.16%, 03/31/2034 (C)	1,294,524	1,116,975

		2,020,635

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	$ 600,000	$ 513,000
6.38%, 10/24/2048 (B)	520,000	444,600

		957,600

Luxembourg - 2.4%
CSN Resources SA
4.63%, 06/10/2031 (B)	915,000	770,258
5.88%, 04/08/2032 (B)	500,000	453,843
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (B)	700,000	607,964
Guara Norte SARL
5.20%, 06/15/2034 (B)	937,887	849,069
Kenbourne Invest SA
4.70%, 01/22/2028 (C)	735,000	549,956
6.88%, 11/26/2024 (B)	559,000	519,171
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (B)	483,128	421,465
Millicom International Cellular SA
5.13%, 01/15/2028 (B)	63,000	56,096
Movida Europe SA
5.25%, 02/08/2031 (B) (E)	950,000	694,640
Rumo Luxembourg SARL
4.20%, 01/18/2032 (B)	1,100,000	914,375
Simpar Europe SA
5.20%, 01/26/2031 (B)	725,000	529,250

		6,366,087

Mexico - 6.0%
Alsea SAB de CV
7.75%, 12/14/2026 (B)	465,000	469,650
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (D), 6.63% (A) (B)	700,000	617,965
Fixed until 10/14/2030 (D), 8.38% (A) (C)	625,000	642,287
Braskem Idesa SAPI
6.99%, 02/20/2032 (B)	920,000	682,272
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (B)	1,000,000	777,500
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (D), 5.95% (A) (B)	450,000	449,640
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051 (B)	1,200,000	941,012
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	2,120,000	1,717,200
Petroleos Mexicanos
6.70%, 02/16/2032	905,000	749,866
6.88%, 08/04/2026	1,430,000	1,398,663
7.19%, 09/12/2024 (C)	MXN 14,090,000	687,290
7.69%, 01/23/2050	$ 4,440,000	3,310,559
10.00%, 02/07/2033 (B)	1,300,000	1,270,100
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032 (B)	700,000	652,750
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (B)	1,100,000	931,029
Trust Fibra Uno
4.87%, 01/15/2030 (B)	610,000	559,980
5.25%, 01/30/2026 (B)	100,000	97,520

		15,955,283

Morocco - 0.3%
OCP SA
5.13%, 06/23/2051 (B)	1,000,000	785,620

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National - 0.6%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.
8.75%, 05/25/2024 (B)	$ 800,000	$ 688,012
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.75%, 04/01/2033 (B)	900,000	882,504

		1,570,516

Netherlands - 2.8%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (B)	1,125,000	990,523
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (B)	1,375,000	1,239,288
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (B)	895,000	796,550
MV24 Capital BV
6.75%, 06/01/2034 (B)	513,900	489,233
Prosus NV
3.68%, 01/21/2030 (B)	1,050,000	906,567
4.19%, 01/19/2032 (B)	1,285,000	1,101,820
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	2,230,000	1,997,723

		7,521,704

Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (B)	1,200,000	1,044,000

Northern Mariana Islands - 0.7%
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (B)	850,000	801,332
HTA Group Ltd.
7.00%, 12/18/2025 (C)	1,050,000	987,000

		1,788,332

Peru - 0.4%
Consorcio Transmantaro SA
5.20%, 04/11/2038 (B)	690,000	640,982
Petroleos del Peru SA
5.63%, 06/19/2047 (B)	725,000	483,677

		1,124,659

Qatar - 0.7%
QatarEnergy
2.25%, 07/12/2031 (B)	2,200,000	1,868,658

Republic of Korea - 0.3%
POSCO
4.38%, 08/04/2025 (B)	710,000	691,244

Republic of South Africa - 0.3%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	847,297

Singapore - 0.5%
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (C)	$ 281,556	261,129
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028 (B)	1,000,000	950,812

		1,211,941

Spain - 0.3%
AI Candelaria Spain SA
5.75%, 06/15/2033 (B)	1,075,000	837,047

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Thailand - 0.3%
GC Treasury Center Co. Ltd.
5.20%, 03/30/2052 (B)	$ 1,000,000	$ 864,700

Turkey - 0.5%
TC Ziraat Bankasi AS
9.50%, 08/01/2026 (B)	880,000	869,862
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025 (C)	600,000	534,365

		1,404,227

United Arab Emirates - 1.1%
Acwa Power Management & Investments One Ltd.
5.95%, 12/15/2039 (B)	998,000	949,278
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (A), 09/15/2027 (B)	875,000	780,938
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (B)	1,460,370	1,218,360

		2,948,576

United Kingdom - 1.6%
Energean PLC
6.50%, 04/30/2027 (B)	1,430,000	1,338,194
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (B)	750,000	572,085
Standard Chartered PLC
Fixed until 01/09/2026, 6.17% (A), 01/09/2027 (B)	540,000	552,644
Tullow Oil PLC
10.25%, 05/15/2026 (B)	1,119,000	965,138
Vedanta Resources Finance II PLC
8.95%, 03/11/2025 (B)	1,070,000	858,675

		4,286,736

United States - 1.0%
Kosmos Energy Ltd.
7.75%, 05/01/2027 (B)	800,000	711,920
New Fortress Energy, Inc.
6.50%, 09/30/2026 (B)	790,000	726,919
Sasol Financing USA LLC
5.50%, 03/18/2031	1,500,000	1,308,750

		2,747,589

Venezuela - 0.2%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (C) (F) (G)	1,945,000	418,175

Virgin Islands, British - 0.5%
New Metro Global Ltd.
4.80%, 12/15/2024 (C)	680,000	578,802
Studio City Finance Ltd.
6.50%, 01/15/2028 (C)	940,000	849,525

		1,428,327

Total Corporate Debt Securities (Cost $98,375,325)		90,854,897

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 56.1%
Angola - 1.1%
Angolan Government International Bonds
9.13%, 11/26/2049 (C) (E)	$ 2,500,000	$ 2,185,875
9.50%, 11/12/2025 (C)	750,000	781,845

		2,967,720

Argentina - 1.6%
Argentina Republic Government International Bonds
1.50% (H), 07/09/2035 - 07/09/2046	9,745,000	3,010,136
3.50% (H), 07/09/2041	3,540,000	1,205,459

		4,215,595

Bahamas - 0.3%
Bahamas Government International Bonds
6.00%, 11/21/2028 (B)	340,000	276,141
6.00%, 11/21/2028 (C)	685,000	556,342

		832,483

Bermuda - 0.4%
Bermuda Government International Bonds
5.00%, 07/15/2032 (B)	1,150,000	1,154,554

Brazil - 2.9%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2033	BRL 42,054,000	7,714,629

Cayman Islands - 0.5%
KSA Sukuk Ltd.
5.27%, 10/25/2028 (B)	$ 1,395,000	1,466,310

Chile - 0.7%
Chile Government International Bonds
2.75%, 01/31/2027	1,075,000	1,005,847
3.10%, 05/07/2041	1,125,000	849,384

		1,855,231

China - 0.6%
China Government Bonds
3.27%, 11/19/2030	CNY 10,650,000	1,632,897

Colombia - 4.1%
Colombia Government International Bonds
5.63%, 02/26/2044	$ 935,000	711,442
7.50%, 02/02/2034	1,415,000	1,395,672
Colombia TES
Series B,
6.00%, 04/28/2028	COP 7,652,400,000	1,268,484
6.25%, 07/09/2036	8,885,700,000	1,164,894
13.25%, 02/09/2033	15,298,000,000	3,454,666
Republic of Colombia Government International Bonds
8.00%, 04/20/2033	$ 2,820,000	2,887,276

		10,882,434

Cote d’Ivoire - 1.2%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (B)	EUR 2,130,000	1,812,444
6.88%, 10/17/2040 (B)	1,545,000	1,282,088

		3,094,532

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 0.5%
Czech Republic Government Bonds
5.70%, 05/25/2024 (C)	CZK 28,030,000	$ 1,279,802

Dominican Republic - 1.4%
Dominican Republic International Bonds
5.88%, 01/30/2060 (B)	$ 1,980,000	1,516,878
6.50%, 02/15/2048 (B)	1,350,000	1,164,189
7.05%, 02/03/2031	415,000	415,000
13.63%, 02/03/2033 (B)	DOP 30,000,000	528,634

		3,624,701

Ecuador - 0.6%
Ecuador Government International Bonds
1.50% (H), 07/31/2040 (B)	$ 715,000	299,919
5.50% (H), 07/31/2030 (C)	1,865,000	1,237,843

		1,537,762

Egypt - 1.3%
Egypt Government International Bonds
5.80%, 09/30/2027 (B)	1,600,000	1,324,320
8.88%, 05/29/2050 (B)	2,950,000	2,103,338

		3,427,658

Gabon - 0.3%
Gabon Government International Bonds
6.95%, 06/16/2025 (B)	715,000	692,921

Ghana - 0.5%
Ghana Government International Bonds
7.63%, 05/16/2029 (B)	2,885,000	1,063,930
8.88%, 05/07/2042 (C)	650,000	234,000

		1,297,930

Guatemala - 0.4%
Guatemala Government Bonds
5.25%, 08/10/2029 (B)	1,255,000	1,221,614

Hungary - 1.4%
Hungary Government Bonds
2.50%, 10/24/2024	HUF 658,980,000	1,565,424
4.75%, 11/24/2032 (E)	700,750,000	1,522,727
Hungary Government International Bonds
6.13%, 05/22/2028 (B) (E)	$ 655,000	677,215

		3,765,366

Indonesia - 5.8%
Indonesia Government International Bonds
4.15%, 09/20/2027	620,000	610,459
4.35%, 01/08/2027 (B)	2,750,000	2,726,886
4.63%, 04/15/2043 (B)	3,205,000	3,005,358
5.65%, 01/11/2053	405,000	425,101
Indonesia Treasury Bonds
8.25%, 05/15/2036	IDR 26,291,000,000	1,955,005
8.38%, 03/15/2034	39,931,000,000	2,972,315
Series FR73,
8.75%, 05/15/2031	17,219,000,000	1,298,834
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	$ 2,385,000	2,378,861

		15,372,819

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kenya - 0.8%
Republic of Kenya Government International Bonds
6.88%, 06/24/2024 (B)	$ 2,290,000	$ 2,149,852

Malaysia - 1.8%
Malaysia Government Bonds
3.76%, 05/22/2040	MYR 10,263,000	2,282,586
4.70%, 10/15/2042	6,179,000	1,545,058
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (B)	$ 1,000,000	973,070

		4,800,714

Mexico - 6.7%
Mexico Bonos
7.50%, 06/03/2027	MXN 83,477,100	4,214,218
8.00%, 09/05/2024	12,000,000	615,973
Series M,
7.75%, 05/29/2031	91,758,400	4,606,607
8.50%, 05/31/2029	85,120,000	4,479,734
Mexico Government International Bonds
4.50%, 04/22/2029	$ 1,325,000	1,296,983
6.35%, 02/09/2035	2,600,000	2,759,810

		17,973,325

Nigeria - 0.8%
Nigeria Government International Bonds
7.38%, 09/28/2033 (B)	2,985,000	2,126,812

Oman - 0.7%
Oman Government International Bonds
6.25%, 01/25/2031 (B)	1,250,000	1,293,650
7.00%, 01/25/2051 (B)	590,000	597,021

		1,890,671

Panama - 0.7%
Panama Government International Bonds
4.50%, 01/19/2063	2,375,000	1,769,636

Peru - 1.3%
Peru Government Bonds
6.15%, 08/12/2032	PEN 4,294,000	976,072
Peru Government International Bonds
2.39%, 01/23/2026 (E)	$ 1,280,000	1,190,512
6.90%, 08/12/2037 (B)	PEN 5,314,000	1,226,793

		3,393,377

Poland - 1.6%
Republic of Poland Government Bonds
Series 0432,
1.75%, 04/25/2032	PLN 22,296,000	3,634,417
Republic of Poland Government International Bonds
5.50%, 11/16/2027	$ 570,000	590,566

		4,224,983

Qatar - 0.3%
Qatar Government International Bonds
3.40%, 04/16/2025 (B)	750,000	731,775

Republic of Korea - 1.5%
Export-Import Bank of Korea
4.25%, 09/15/2027	475,000	469,789
4.88%, 01/11/2026	830,000	835,553
8.00%, 05/15/2024 (B)	IDR 15,200,000,000	1,033,390

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea (continued)
Korea Development Bank
4.00%, 09/08/2025	$ 1,100,000	$ 1,080,924
Korea Electric Power Corp.
5.50%, 04/06/2028 (B)	500,000	513,876

		3,933,532

Republic of South Africa - 3.9%
Republic of South Africa Government Bonds
7.00%, 02/28/2031	ZAR 37,162,700	1,775,693
8.25%, 03/31/2032	50,923,000	2,571,319
8.88%, 02/28/2035	53,023,000	2,632,257
10.50%, 12/21/2026	21,130,000	1,301,778
Republic of South Africa Government International Bonds
5.88%, 04/20/2032	$ 900,000	834,750
7.30%, 04/20/2052	1,300,000	1,170,000

		10,285,797

Romania - 1.9%
Romania Government Bonds
4.25%, 04/28/2036	RON 13,940,000	2,253,786
Romania Government International Bonds
6.00%, 05/25/2034 (B)	$ 949,000	929,546
7.13%, 01/17/2033 (B)	1,760,000	1,856,800

		5,040,132

Saudi Arabia - 1.7%
Saudi Government International Bonds
4.63%, 10/04/2047 (B)	2,713,000	2,460,094
4.75%, 01/18/2028 (B)	795,000	805,176
5.00%, 01/18/2053 (B)	1,400,000	1,333,836

		4,599,106

Serbia - 0.6%
Serbia International Bonds
6.50%, 09/26/2033 (B) (E)	1,695,000	1,698,221

Supranational - 0.6%
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	457,288
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (C)	106,500,000	1,212,618

		1,669,906

Thailand - 1.0%
Thailand Government Bonds
1.59%, 12/17/2035	THB 74,337,000	1,964,901
3.78%, 06/25/2032	24,413,000	817,147

		2,782,048

Tunisia - 0.3%
Tunisian Republic
5.75%, 01/30/2025 (C)	$ 1,400,000	909,328

Turkey - 1.8%
Hazine Mustesarligi Varlik Kiralama AS
9.76%, 11/13/2025 (B)	900,000	926,847
Turkey Government International Bonds
9.38%, 01/19/2033	1,965,000	1,924,332
9.88%, 01/15/2028	1,250,000	1,281,250
Turkiye Ihracat Kredi Bankasi AS
9.38%, 01/31/2026 (B) (E)	600,000	599,160

		4,731,589

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 0.5%
Ukraine Government International Bonds
Zero Coupon (A), 08/01/2041 (C)	$ 870,000	$ 277,808
7.38%, 09/25/2034 (C)	350,000	69,208
7.75%, 09/01/2026 - 09/01/2027 (C)	4,095,000	882,324

		1,229,340

United Arab Emirates - 1.0%
UAE International Government Bonds
4.95%, 07/07/2052 (B)	2,570,000	2,586,114

Venezuela - 0.3%
Venezuela Government International Bonds
9.00%, 05/07/2023 (C) (F) (G)	9,260,000	810,250

Virgin Islands, British - 0.4%
1MDB Global Investments Ltd.
4.40%, 03/09/2023 (C)	1,200,000	1,178,107

Zambia - 0.3%
Zambia Government International Bonds
5.38%, 09/20/2022 (C)	1,725,000	797,813
8.50%, 04/14/2024 (C)	200,000	100,024

		897,837

Total Foreign Government Obligations (Cost $157,256,681)		149,449,410

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.7%
Egypt - 0.7%
Egypt Treasury Bills
22.05% (I), 07/18/2023	EGP 60,100,000	1,816,383

Total Short-Term Foreign Government Obligation (Cost $1,841,291)		1,816,383

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (I)	5,285,137	5,285,137

Total Other Investment Company (Cost $5,285,137)		5,285,137

	Principal	Value
REPURCHASE AGREEMENT - 8.1%
Fixed Income Clearing Corp., 1.80% (I), dated 01/31/2023, to be repurchased at $21,624,780 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $22,056,212.	$ 21,623,699	21,623,699

Total Repurchase Agreement (Cost $21,623,699)		21,623,699

Total Investments (Cost $284,382,133)		269,029,526
Net Other Assets (Liabilities) - (1.0)%		(2,603,309)

Net Assets - 100.0%		$ 266,426,217

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CA	02/28/2023	JPY	388,957,296	USD	3,006,049	$—	$(6,497)
HSBC	02/28/2023	USD	248,708	PLN	1,081,107	—	(354)
HSBC	03/31/2023	THB	138,421,422	USD	4,057,023	161,855	—
JPM	02/28/2023	USD	3,302,972	EUR	3,033,957	—	(1,381)
MSC	02/28/2023	MXN	5,090,347	USD	270,345	—	(1,358)

Total						$161,855	$(9,590)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.5%	$149,449,410
Oil, Gas & Consumable Fuels	10.2	27,446,237
Electric Utilities	3.9	10,371,125
Metals & Mining	2.5	6,750,150
Banks	1.9	5,058,902
Chemicals	1.9	5,024,783
Food Products	1.5	4,005,794
Transportation Infrastructure	1.4	3,650,478
Wireless Telecommunication Services	1.3	3,421,885
Real Estate Management & Development	1.1	2,993,514
Energy Equipment & Services	1.0	2,675,393
Construction & Engineering	0.8	2,226,288
Diversified Telecommunication Services	0.8	2,203,766
Internet & Direct Marketing Retail	0.8	2,140,923
Pharmaceuticals	0.7	1,997,723
Hotels, Restaurants & Leisure	0.7	1,926,891
Beverages	0.6	1,513,085
Insurance	0.5	1,325,473
Internet & Catalog Retail	0.4	1,101,820
Professional Services	0.3	949,278
Communications Equipment	0.3	878,850
Specialty Retail	0.3	694,640
Road & Rail	0.3	688,457
Paper & Forest Products	0.2	662,709
Equity Real Estate Investment Trusts	0.2	657,500
Marine	0.2	489,233

Investments	89.3	240,304,307
Short-Term Investments	10.7	28,725,219

Total Investments	100.0%	$269,029,526

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$90,854,897	$—	$90,854,897
Foreign Government Obligations	—	149,449,410	—	149,449,410
Short-Term Foreign Government Obligation	—	1,816,383	—	1,816,383
Other Investment Company	5,285,137	—	—	5,285,137
Repurchase Agreement	—	21,623,699	—	21,623,699

Total Investments	$5,285,137	$263,744,389	$—	$269,029,526

Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$161,855	$—	$161,855

Total Other Financial Instruments	$—	$161,855	$—	$161,855

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(9,590)	$—	$(9,590)

Total Other Financial Instruments	$—	$(9,590)	$—	$(9,590)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $107,887,886, representing 40.5% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the total value of Regulation S securities is $27,882,940, representing 10.5% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,264,551, collateralized by cash collateral of $5,285,137 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $127,200. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Non-income producing securities.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2023, the total value of such securities is $1,228,425, representing 0.5% of the Fund’s net assets.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(I)	Rates disclosed reflect the yields at January 31, 2023.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DOP	Dominican Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CA	Credit Agricole
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Debt (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 9